SHARE CAPITAL (Details) - USD ($)			3 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Sale of stock, price per share (in usd per share)				$ 1.90
Gross consideration for shares sold				$ 5,083,056
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs				4,955,648
Payments for share issue costs				127,408
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			$ 0	4,175,836
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares through "at-the-market" equity program (in shares)	2,952,755
Gross consideration for shares sold	$ 7,499,998
Payments for share issue costs	$ 664,522
Sale of stock, number of shares issued (in shares)	2,952,755
Sale of stock, price per share (in USD per share)	$ 2.54
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	$ 6,835,476
December 2022 Offering
Disclosure of classes of share capital [line items]
Gross consideration for shares sold			4,592,772
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			4,175,836
Payments for share issue costs			$ 416,936
Sale of stock, number of shares issued (in shares)			2,952,755
Commission Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs				76,246
Commission Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs			$ 302,642
Legal Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs				$ 51,162
Legal Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs			$ 114,294
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares through "at-the-market" equity program (in shares)				2,680,121
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs				$ 4,955,648